Consolidated Statements of Changes in Equity (Parenthetical) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Total attributable to shareholders of the Bank	$ 591,902	$ 564,815	$ 472,351
Allocated to reserves	236,761	141,204	141,706
Allocated to dividends	$ 355,141	$ 423,611	$ 330,645
Percentage distributed	60.00%	75.00%	70.00%
Number of shares	188,446,126,791	188,446,126,794	188,446,126,794
Dividend per share (in pesos)	$ 1.885	$ 2.248	$ 1.755